Consolidated Statements of Comprehensive Income ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Statement Line Items [Line Items]
Profit for the year | ₪		₪ 113	₪ 150	₪ 97
Other comprehensive income items that after initial recognition in comprehensive income were or will be transferred to profit or loss
Changes in fair value of cash flow hedges transferred to profit or loss, net of tax | ₪		1	1	1
Total other comprehensive income for the year that after initial recognition in comprehensive income was or will be transferred to profit or loss, net of tax | ₪		1	1	1
Other comprehensive income items that will not be transferred to profit or loss
Re-measurement of defined benefit plan, net of tax | ₪			(1)	(2)
Total other comprehensive loss for the year that will not be transferred to profit or loss, net of tax | ₪			(1)	(2)
Total other comprehensive income (loss) for the year, net of tax | ₪		1		(1)
Total comprehensive income for the year | ₪		114	150	96
Total comprehensive income attributable to:
Owners of the Company | ₪		113	148	94
Non-controlling interests | ₪		1	2	2
Total comprehensive income for the year | ₪		₪ 114	₪ 150	₪ 96
Convenience translation into U.S. dollar [Member]
Statement Line Items [Line Items]
Profit for the year | $	$ 33
Other comprehensive income items that after initial recognition in comprehensive income were or will be transferred to profit or loss
Changes in fair value of cash flow hedges transferred to profit or loss, net of tax | $
Total other comprehensive income for the year that after initial recognition in comprehensive income was or will be transferred to profit or loss, net of tax | $
Other comprehensive income items that will not be transferred to profit or loss
Re-measurement of defined benefit plan, net of tax | $
Total other comprehensive loss for the year that will not be transferred to profit or loss, net of tax | $
Total other comprehensive income (loss) for the year, net of tax | $
Total comprehensive income for the year | $	33
Total comprehensive income attributable to:
Owners of the Company | $	33
Non-controlling interests | $
Total comprehensive income for the year | $	$ 33